SUBSEQUENT EVENTS (Details)				9 Months Ended		12 Months Ended
	Oct. 28, 2016 USD ($) $ / shares	Oct. 18, 2016 USD ($) lease	Feb. 11, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 19, 2016 USD ($)
Subsequent Event [Line Items]
Payments of Capital Distribution				$ 92,503,000	$ 0	$ 350,658,000	$ 361,352,000	$ 215,846,000
Stockholders' Equity, Capital Distributions						$ 350,658,000	$ 361,352,000	$ 215,846,000
PBF Energy Inc. [Member]
Subsequent Event [Line Items]
Payments of Capital Distribution			$ 30,829,000
PBF Energy Inc. [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Dividends declared per share | $ / shares			$ 0.30
Subsequent Event [Member] | PBF Energy [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Dividends declared per share | $ / shares	$ 0.3
Stockholders' Equity, Capital Distributions	$ 30,839,000
Catalyst Lease Obligation [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number Of Leases | lease		2
Non-cancelable operating lease term		3 years
Catalyst Lease Obligation, Platinum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Lessee Leasing Arrangements, Capital Leases, Stated Interest Rate		1.95%
Lessee Leasing Arrangement, Annual Payment		$ 210,000
Catalyst Lease Obligation, Palladium [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Lessee Leasing Arrangements, Capital Leases, Stated Interest Rate		2.05%
Lessee Leasing Arrangement, Annual Payment		$ 30,000
Chalmette Catalyst Lease [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Lessee Leasing Arrangements, Capital Leases, Stated Interest Rate									2.20%
Lessee Leasing Arrangement, Annual Payment									$ 43,000